Stockholders' Deficit (Details Narrative)																		3 Months Ended	12 Months Ended
	Apr. 11, 2021 USD ($) shares	Feb. 09, 2021 USD ($) $ / shares shares	Jan. 11, 2021 shares	Dec. 15, 2020 USD ($) shares	Nov. 24, 2020 USD ($) shares	Nov. 10, 2020 USD ($) shares	Oct. 29, 2020 $ / shares shares	Oct. 28, 2020 USD ($) $ / shares shares	Oct. 08, 2020 USD ($)	Oct. 08, 2020 shares	Sep. 04, 2020 USD ($) shares	May 15, 2020 USD ($) shares	May 06, 2020 shares	Apr. 30, 2020 $ / shares shares	Mar. 16, 2020 shares	Mar. 02, 2020 USD ($) shares	Mar. 02, 2020 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 13, 2021 shares	Feb. 25, 2020 shares	Feb. 24, 2020 shares	Sep. 16, 2019 USD ($) shares
Common stock, shares authorized | shares														300,000,000				300,000,000	300,000,000	300,000,000		300,000,000	75,000,000
Common stock, par value | $ / shares														$ 0.001				$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued | shares													1,216,560	24,749,354				27,642,828	27,642,828	24,749,354
Common stock, shares outstanding | shares														24,749,354				27,642,828	27,642,828	24,749,354
Shares issued for conversion of convertible debt, shares | shares	272,332										300,000					369,354
Convertible notes payable																$ 125,000	$ 125,000
Accrued interest																4,274	4,274
Derivative liability																$ 53,571	53,571	$ 0	$ 0
Forgiveness of net liabilities owed to former majority shareholder																				$ 15,289
Number of warrants granted | shares															112,990
Shares issued for services																			850,129
Shares issued for conversion of convertible debt											$ 238,449
Fair value of common stock	$ 1,250,004
Operating Expenses																			6,850,461	$ 6,232,503
Shares issued in connection with purchase of trademark, shares | shares						35,000
Shares issued in connection with purchase of trademark						$ 35,351													$ 35,351
Shares issuable | shares														8,137,859				6,921,299	6,921,299	8,137,859
Third Party [Member]
Shares issued for conversion of convertible debt, shares | shares				500,000
Shares issued for conversion of convertible debt				$ 500,000
Fair value of common stock				$ 500,000
Common Stock [Member]
Forgiveness of net liabilities owed to former majority shareholder
Shares issued for services, shares | shares																			569,582
Shares issued for services																			$ 570
Shares issued in connection with purchase of trademark, shares | shares																			35,000
Shares issued in connection with purchase of trademark																			$ 35
Vendor [Member]
Shares issued for services, shares | shares										100,000		243,800
Vendor [Member] | General and Administrative Expense [Member]
Shares issued for services												$ 65,826
Vendor [Member] | Operating Expense [Member]
Shares issued for services									$ 114,000
Service Provider [Member]
Warrants, exercise price | $ / shares								$ 0.75
Warrants, term								10 years
Service Provider [Member] | Warrant [Member]
Number of warrants granted | shares								400,000
Share based compensation expenses								$ 221,826
Three Members [Member] | As Compensation [Member]
Number of warrants granted | shares							7,500
Warrants, exercise price | $ / shares							$ 0.001
Warrants, term							10 years
Share based compensation expenses																				$ 48,502
Warrant issued for employees and officers compensation | shares																				43,107
Two Vendor [Member]
Shares issued for services, shares | shares			100,000		46,087
Two Vendor [Member] | Marketing and Other Services [Member]
Common stock, shares issued | shares	18,750																				5,000
Operating Expenses																			43,294
Third Party Vendor [Member]
Number of common shares issued during period, shares | shares					55,945
Shares issued for services					$ 30,000
Extinguishment of debt					25,278
Fair value of common stock					198,386
Prepaid and other assets					$ 39,750													$ 26,500	26,500
Operating Expenses																			$ 146,608
Brand ambassadors [Member] | As Compensation [Member]
Number of common shares issued during period, shares | shares																		12,000
Warrants, exercise price | $ / shares																		$ 0.001	$ 0.001
Warrants, term																		10 years	10 years
Warrant issued for employees and officers compensation | shares																		60,000
Common stock percentage																		50.00%
Brand ambassadors [Member] | Warrants [Member] | As Compensation [Member]
Share based compensation expenses																		$ 59,838
Brand ambassadors [Member] | Common Stock [Member] | As Compensation [Member]
Share based compensation expenses																		$ 98,457
Key Employees and Officers [Member] | As Compensation [Member]
Warrants, exercise price | $ / shares														$ 0.001						$ 0.001
Warrants, term														10 years						10 years
Share based compensation expenses																				$ 3,741,746
Warrant issued for employees and officers compensation | shares														12,500,000
Key Executives [Member] | As Compensation [Member]
Warrants, exercise price | $ / shares		$ 0.001
Warrant issued for employees and officers compensation | shares		6,000,000
Key Executives [Member] | Warrants [Member] | As Compensation [Member] | Risk Free Interest Rate [Member]
Warrants measurement input		0.76
Key Executives [Member] | Warrants [Member] | As Compensation [Member] | Stock Price Volatility [Member]
Warrants measurement input		63
Non-US Warrant Holders [Member] | As Compensation [Member]
Warrants, exercise price | $ / shares		$ 0.001
Share based compensation expenses		$ 70,997
Warrant issued for employees and officers compensation | shares		1,500,000
Agreement term		3 years
Market capitalization threshold		$ 100,000,000
Stock Purchase Agreement [Member]
Number of shares issued for acquisition, value																	332,239
Forgiveness of net liabilities owed to former majority shareholder																	$ 15,289
Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Number of common shares issued during period, shares | shares													1,216,560
Warrant Assignment and Conveyance Agreement [Member] | Mont-Saic Investments [Member]
Common stock, shares issued | shares													1,216,560
Number of common shares issued during period, shares | shares																			1,216,560
Equity ownership, percentage																								33.00%
Value of warrant																								$ 1,492,188
Shares issuable | shares																		6,921,299	6,921,299					8,137,859